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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine   Morristown, New Jersey   November 12, 2010
------------------   ----------------------   -----------------
   [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:          106
Form 13F Information Table Value Total:     $189,692
                                          (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc. c CONV             000886AE1     2017  2025000 PRN      Sole                  2025000
Alliant Techsystems Inc. cv. s CONV             018804AM6     2032  2000000 PRN      Sole                  2000000
Amgen, Inc. cv. sr. notes      CONV             031162AQ3     1992  2000000 PRN      Sole                  2000000
Amylin Pharmaceuticals, Inc. c CONV             032346AF5     1830  2000000 PRN      Sole                  2000000
Anixter International, Inc. sr CONV             035290AJ4     2368  2250000 PRN      Sole                  2250000
Anixter International, Inc. sr CONV             035290AH8      526   500000 PRN      Sole                   500000
Annaly Capital Management, Inc CONV             035710AA0     2769  2500000 PRN      Sole                  2500000
CBIZ, Inc. 4.875% cv. sr. sub. CONV             124805AC6      268   250000 PRN      Sole                   250000
CEMEX, S.A.B. de C.V. cv. sub. CONV             151290AU7     1935  2000000 PRN      Sole                  2000000
CSG Systems International, Inc CONV             126349AC3     1985  2000000 PRN      Sole                  2000000
Central European Distribution  CONV             153435AA0      910  1000000 PRN      Sole                  1000000
Cephalon Inc. cv. sr. sub. not CONV             156708AR0     2260  2000000 PRN      Sole                  2000000
Charles River Laboratories Int CONV             159864AB3     1967  2000000 PRN      Sole                  2000000
China Medical Technologies, In CONV             169483AC8     2094  2500000 PRN      Sole                  2500000
Coinstar, Inc. cv. sr. notes   CONV             19259PAF9     1302  1000000 PRN      Sole                  1000000
CommScope, Inc. sr. sub. cv. n CONV             203372AG2     3424  3000000 PRN      Sole                  3000000
Comtech Telecommunications Cor CONV             205826AE0     1039  1000000 PRN      Sole                  1000000
Corporate Office Properties, L CONV             22003BAC0     1006  1000000 PRN      Sole                  1000000
Covanta Holding Corp. sr. cv.  CONV             22282EAA0     2914  3000000 PRN      Sole                  3000000
Cubist Pharmaceuticals, Inc. c CONV             229678AC1     1534  1500000 PRN      Sole                  1500000
Dryships, Inc. cv. sr. notes   CONV             262498AB4     1414  1500000 PRN      Sole                  1500000
EMC Corp. cv. sr. notes        CONV             268648AM4     3867  2800000 PRN      Sole                  2800000
EMC Corp. cv. sr. notes 144A   CONV             268648AL6     1381  1000000 PRN      Sole                  1000000
Endo Pharmacueticals Holdings, CONV             29264FAB2     1912  1500000 PRN      Sole                  1500000
Equinix, Inc. cv. sub. notes   CONV             29444UAF3     2487  2300000 PRN      Sole                  2300000
Equinix, Inc. cv. sub. notes   CONV             29444UAH9     2674  1880000 PRN      Sole                  1880000
Euronet Worldwide, Inc. cv. de CONV             298736AF6     1962  2000000 PRN      Sole                  2000000
ExpressJet Holdings, Inc. cv.  CONV             30218UAB4     1320  1310000 PRN      Sole                  1310000
Finisar Corporation cv. sr. no CONV             31787AAJ0      972   500000 PRN      Sole                   500000
GSI Commerce, Inc. cv. sr. not CONV             36238GAC6     2170  2000000 PRN      Sole                  2000000
Gilead Sciences, Inc. cv. sr.  CONV             375558AG8     1032  1000000 PRN      Sole                  1000000
Gilead Sciences, Inc. cv. sr.  CONV             375558AL7     1022  1000000 PRN      Sole                  1000000
Gilead Sciences, Inc. cv. sr.  CONV             375558AM5      769   750000 PRN      Sole                   750000
Goodrich Petroleum Corp. cv.sr CONV             382410AC2     1830  2000000 PRN      Sole                  2000000
Greatbatch, Inc. cv. sub. deb. CONV             39153LAB2     1895  2000000 PRN      Sole                  2000000
Integra LifeSciences Holdings  CONV             457985AH2     2067  2134000 PRN      Sole                  2134000
Intel Corp. jr. sub. cv. deb.  CONV             458140AF7     1641  1400000 PRN      Sole                  1400000
Intel Corp. jr. sub. cv. deb.  CONV             458140AC4     2484  2500000 PRN      Sole                  2500000
Jaguar Mining, Inc. cv. sr. no CONV             47009MAG8     1809  2100000 PRN      Sole                  2100000
Kaiser Aluminum Corp. cv. sr.  CONV             483007AA8     2234  2000000 PRN      Sole                  2000000
Kinetic Concepts, Inc. cv. sr. CONV             49460WAF6     2516  2500000 PRN      Sole                  2500000
Knight Capital Group, Inc. cas CONV             499005AD8     1836  2000000 PRN      Sole                  2000000
LSB Industries, Inc. cv. sr. s CONV             502160AG9     2525  2500000 PRN      Sole                  2500000
Lehman Brothers Holdings, Inc. CONV             524908PL8      450  3000000 PRN      Sole                  3000000
Lexington Realty Trust cv. gua CONV             529043AA9     2244  2000000 PRN      Sole                  2000000
LifePoint Hospitals, Inc. cv.  CONV             53219LAH2     2000  2000000 PRN      Sole                  2000000
MGM MIRAGE cv. sr. notes 144A  CONV             552953BR1     1852  2000000 PRN      Sole                  2000000
McMoRan Exploration Co. cv. sr CONV             582411AE4     1361  1177000 PRN      Sole                  1177000
Micron Technology Inc cv. sr.  CONV             595112AH6     1787  2000000 PRN      Sole                  2000000
Microsoft Corporation cv. sr.  CONV             594918AE4     1030  1000000 PRN      Sole                  1000000
Millipore Corp. cv. sr. notes  CONV             601073AD1     1901  1500000 PRN      Sole                  1500000
Morgans Hotel Group sr. sub. c CONV             61748WAA6     1495  2000000 PRN      Sole                  2000000
Mylan Laboratories Inc. sr. cv CONV             628530AG2     3124  3000000 PRN      Sole                  3000000
NETAPP, Inc. sr. cv. notes     CONV             64110DAB0     1631  1000000 PRN      Sole                  1000000
NII Holdings, Inc. cv notes    CONV             62913FAJ1     1950  2000000 PRN      Sole                  2000000
National Financial Partners Co CONV             63607PAB5     1777  1500000 PRN      Sole                  1500000
Northgate Minerals Corp. cv. s CONV             666416AB8     1016  1000000 PRN      Sole                  1000000
Nuance Communications, Inc. sr CONV             67020YAB6     4365  4000000 PRN      Sole                  4000000
Oil States International, Inc. CONV             678026AB1     1549  1000000 PRN      Sole                  1000000
Old Republic International cv. CONV             680223AF1     3919  3000000 PRN      Sole                  3000000
Omnicare, Inc. cv. sr. deb. {7 CONV             681904AL2      735   850000 PRN      Sole                   850000
Onyx Pharmaceuticals, Inc. cv. CONV             683399AB5     1541  1500000 PRN      Sole                  1500000
Owens-Brockway Glass Container CONV             69073TAQ6     1970  2000000 PRN      Sole                  2000000
Regis Corp. cv. sr. notes      CONV             758932AA5     1411  1000000 PRN      Sole                  1000000
Rovi Corp. cv. sr. notes 144A  CONV             779376AA0     1867  1500000 PRN      Sole                  1500000
SBA Communications Corp. cv. s CONV             78388JAN6     1127  1000000 PRN      Sole                  1000000
SBA Communications Corp. cv. s CONV             78388JAM8     2942  2000000 PRN      Sole                  2000000
SanDisk Corporation 1.5% cv. s CONV             80004CAD3     1862  2000000 PRN      Sole                  2000000
SonoSite Inc. cv. sr. notes    CONV             83568GAA2     2523  2250000 PRN      Sole                  2250000
SunPower Corp. sr. cv. deb.    CONV             867652AA7     2767  3000000 PRN      Sole                  3000000
SunPower Corporation sr. cash  CONV             867652AD1     1401  1500000 PRN      Sole                  1500000
TeleCommunications Systems, In CONV             87929JAA1      865  1000000 PRN      Sole                  1000000
Teva Pharm. Finance Co. B.V. c CONV             88165FAA0     2931  2500000 PRN      Sole                  2500000
Titan International, Inc. sr.  CONV             888305AA7     2220  1500000 PRN      Sole                  1500000
Tower Group, Inc. 5% cv. sr. n CONV             891777AB0      272   250000 PRN      Sole                   250000
Transocean Inc. series C cv. s CONV             893830AW9     1922  2000000 PRN      Sole                  2000000
Trina Solar Ltd. cv. sr. notes CONV             89628EAA2     1904  1000000 PRN      Sole                  1000000
United States Steel Corp. cv.  CONV             912909AE8     1161   750000 PRN      Sole                   750000
Xilinx, Inc. cv. sr. notes 144 CONV             983919AE1      569   500000 PRN      Sole                   500000
ATP Oil & Gas Corp. cv. perp.  PFD CV           00208J702      710    10000 SH       Sole                    10000
Amerivon Holdings LLC series A PFD CV           898876107     1495  1125390 SH       Sole                  1125390
Bank of America Corp. 7.25% no PFD CV           060505682     1965     2000 SH       Sole                     2000
Bunge Limited 4.875% cum. cv.  PFD CV           G16962204     1335    15000 SH       Sole                    15000
Chesapeake Energy 5% cv. pfd.  PFD CV           165167826     3320    40000 SH       Sole                    40000
Ford Motor Co. Cap. Trust II 6 PFD CV           345395206     3354    70000 SH       Sole                    70000
NY Community Bancorp, Inc. 6%  PFD CV           64944P307     2333    48000 SH       Sole                    48000
Wells Fargo 7.5% srs L perp cv PFD CV           949746804     3521     3500 SH       Sole                     3500
Whiting Petroleum Corp. perp c PFD CV           966387201       61      264 SH       Sole                      264
2009 Dole Food ACES Trust 7% 1 PFD CV           90213B208     2539   260000 SH       Sole                   260000
AngloGold Ashanti Holdings Fin PFD CV           03512Q206      530    10000 SH       Sole                    10000
Apache Corp. 6% mandatory conv PFD CV           037411808     2376    41000 SH       Sole                    41000
BeazerHomesUSA, Inc. 7.25% Tan PFD CV           07556Q501      682    35000 SH       Sole                    35000
Citigroup Inc. 7.5% T-DECS     PFD CV           172967416     2066    17500 SH       Sole                    17500
Great Plains Energy eq. units  PFD CV           911648038     2532    40000 SH       Sole                    40000
LehmanBro. Hldgs. 6% exchnote  PFD CV           52522L350      375   100000 SH       Sole                   100000
McMoRan Exploration Co. mand.  PFD CV           582411500     1185    10000 SH       Sole                    10000
UBS mand. exch. note 6.75% (SO PFD CV           90265K205     2240    80000 SH       Sole                    80000
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F201     3381    38400 SH       Sole                    38400
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F300     1163    13000 SH       Sole                    13000
AT&T Inc. common stock         COM              00206R102     1716    60000 SH       Sole                    60000
Amerivon Holdings LLC common e COM              898873104        5   545456 SH       Sole                   545456
ConocoPhillips common stock    COM              20825C104     1296    22564 SH       Sole                    22564
Merck & Company, Inc., common  COM              58933Y105      871    23651 SH       Sole                    23651
The Walt Disney Company common COM              254687106      993    30000 SH       Sole                    30000
Verizon Communications, Inc. c COM              92343V104     1629    50000 SH       Sole                    50000
Whiting Petroleum Corp. common COM              966387102      587     6147 SH       Sole                     6147